CONVERTIBLE NOTES PAYABLE	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 5 - CONVERTIBLE NOTES PAYABLE

The following table summarizes the outstanding balance of convertible notes payable, interest and conversion rates as of September 30, 2021 and December 31, 2020, respectively.

		September 30, 2021	December 31, 2020

A.	Convertible note payable to an investor with interest at 12% per annum, convertible at any time into shares of common stock at $0.01 per share. Interest is payable quarterly with the balance of principal and interest due on maturity on March 1, 2022. The note is secured by substantially all the assets of the Company.	$295,000	$600,000

B.	Convertible note payable to an investor with interest at 5% per annum, convertible at any time into shares of common stock at $0.00084 per share. Interest is payable annually with the balance of principal and interest due on maturity on March 1, 2022. The note is secured by substantially all the assets of the Company.	55,000	55,000

C.	Convertible note payable to an investor with interest at 12% per annum. On February 3, 2021, the investor settled the note and accrued interest, in exchange of common stock of the Company.	–	50,000

D.	Convertible note payable to an investor with interest at 12% per annum. $10,000 of the principal is currently convertible into shares of common stock at $0.01 per share, with remaining principal and interest convertible into shares of common stock at $0.01 per share. Interest is payable quarterly with the balance of principal and interest due on maturity on March 1, 2022. The note is secured by substantially all the assets of the Company.	50,000	60,000

E.	Convertible notes payable to a related party with interest at 12% per annum, convertible at any time into shares of common stock at $0.00084 per share. Interest is payable quarterly with the balance of principal and interest due on maturity on August 2, 2022. The notes are secured by substantially all the assets of the Company.	125,000	125,000

F.	Convertible note payable to an investor with interest at 10% per annum, convertible at any time into shares of common stock at $0.01 per share. Principal and interest due on maturity on April 29, 2022.	33,167	100,000

G.	Convertible note payable to an investor with interest at 10% per annum, convertible at any time into shares of common stock at $0.0099 per share. Note was issued as payment for future fees to be incurred under the related Equity Financing Agreement. Principal and interest due on maturity on April 29, 2022.	75,000	75,000

		633,167	1,065,000
	Less unamortized discount	(202,048)	(111,781)
	Net balance	431,119	953,219
	Less current portion	(431,119)	(953,219)
		$–	$–

A. January 18, 2018 Convertible Note and Warrants (“Note A”)

On January 28, 2021, the noteholder of Note A agreed to extend the maturity date of the Senior Secured Convertible Promissory Note to March 1, 2022, in exchange for the reduction of the conversion price to $0.01 per share, and all prior Events of Default (as defined in the Note A) including penalties of $100,000 were waived, and all future Events of Default (as defined in the Note A) pertaining to the future payment of interest were waived through maturity. The Company recorded $100,000 as extinguishment of debt in its statements of operations for the nine months ended September 30, 2021. The Company recorded $300,000 as the beneficial conversion feature discount on note payable of $500,000 on January 28, 2021.

On February 4, 2021, the noteholder A converted the principal balance of $50,000 of its convertible promissory note into 5,000,000 shares of common stock of the Company (Note 9). On April 15, 2021, the noteholder A converted the principal balance of $75,000 of its convertible promissory note into 7,500,000 shares of common stock of the Company (Note 9). On July 28, 2021, the noteholder A converted the principal balance of $80,000 of its convertible promissory note into 8,000,000 shares of common stock of the Company (Note 9).

The Company amortized the beneficial conversion feature discount to interest expense of $69,521 and $3,032 for the three months ended September 30, 2021 and 2020, and $187,115 and $9,030 for the nine months ended September 30, 2021 and 2020, respectively. The unamortized discount totaled $114,861 and $1,978 at September 30, 2021 and December 31, 2020, respectively. In addition, the Company recorded interest expense of $9,659 and $18,148 for the three months ended September 30, 2021 and 2020, and $36,289 and $52,554 for the nine months ended September 30, 2021 and 2020, respectively. Accrued interest payable on Note A was $122,114 and $85,824 as of September 30, 2021 and December 31, 2020, respectively.

The principal balance payable on Note A amounted to $295,000 and $600,000 on September 30, 2021 and December 31, 2020, respectively.

B. January 2019 Convertible Note and Warrants (“Note B”)

The Company recorded interest expense of $693 and $693 on Note B for the three months ended September 30, 2021 and 2020, and $2,057 and $2065 for the nine months ended September 30, 2021 and 2020, respectively. Accrued interest payable on Note B was $7,398 and $5,342 as of September 30, 2021 and December 31, 2020, respectively. The principal balance payable on Note B amounted to $55,000 and $55,000 on September 30, 2021 and December 31, 2020, respectively. The Note B matures on March 1, 2022.

C. March 2019 Convertible Note and Warrants (Note C”)

On January 28, 2021, the noteholder of Note C agreed to extend the maturity date of the Senior Secured Convertible Promissory Note to March 1, 2022 in exchange for the reduction of the conversion price to $0.01 per share, and all prior Events of Default (as defined in the Note C) including penalties of $10,000 were waived, and all future Events of Default (as defined in the Note C) pertaining to the future payment of interest were waived through maturity. The Company recorded $10,000 as extinguishment of debt in its statements of operations for the nine months ended September 30, 2021. The Company recorded $30,000 as debt discount on note payable and amortized it to interest expense since the Note was converted into common stock of the Company immediately. The Company amortized the discount to interest expense of $0 and $0 for the three months ended September 30, 2021 and 2020, and $30,000 and $1,019 for the nine months ended September 30, 2021 and 2020, respectively. The unamortized discount was $0 and $0 at September 30, 2021 and December 31, 2020, respectively. In addition, the Company recorded interest expense of $0 and $1,815 for the three months ended September 30, 2021 and 2020, and $460 and $6,685 for the nine months ended September 30, 2021 and 2020, respectively. Accrued interest payable on Note C was $0 and $6,050 at September 30, 2021 and December 31, 2020, respectively.

On January 28, 2021, the noteholder of Note C converted the principal balance of $40,000 of its convertible promissory note and $6,510 of accrued interest, into 4,650,978 shares of common stock of the Company (Note 9). The principal balance payable on Note C amounted to $0 and $50,000 on September 30, 2021 and December 31, 2020, respectively.

D. March 2019 Convertible Note and Warrants (“Note D”)

On January 28, 2021, the noteholder of Note D agreed to extend the maturity date of the Senior Secured Convertible Promissory Note to March 1, 2022 in exchange for the reduction of the conversion price to $0.01 per share, and all prior Events of Default (as defined in the Note D) including penalties of $10,000 were waived, and all future Events of Default (as defined in the Note D) pertaining to the future payment of interest were waived through maturity. The Company recorded $10,000 as extinguishment of debt in its statements of operations for the nine months ended September 30, 2021. The Company recorded $30,000 as the beneficial conversion feature discount on note payable of $50,000 on January 28, 2021. The Company amortized the beneficial conversion feature discount to interest expense of $6,952 and $0 for the three months ended September 30, 2021 and 2020, and $18,514 and $1,019 for the nine months ended September 30, 2021 and 2020, respectively. The unamortized discount was $11,486 and $0 at September 30, 2021 and December 31, 2020, respectively. In addition, the Company recorded interest expense of $1,512 and $1,815 for the three months ended September 30, 2021 and 2020, and $4,603 and $5,255 for the nine months ended September 30, 2021 and 2020, respectively. Accrued interest payable on Note D was $13,185 and $6,768 as of September 30, 2021 and December 31, 2020, respectively. The principal balance payable on Note D amounted to $50,000 and $60,000 on September 30, 2021 and December 31, 2020, respectively.

E. August 2019 Convertible Note and Warrants (“Note E”)

On August 2, 2021, the noteholder of Note E agreed to extend the maturity date of the Senior Secured Convertible Promissory Note to August 2, 2022. All other terms and conditions of the Note E remain the same. The Company amortized the debt discount on Note E to interest expense of $5,855 and $13,207 for the three months ended September 30, 2021 and 2020, and $34,104 and $39,335 for the nine months ended September 30, 2021 and 2020, respectively. The unamortized discount was $0 and $34,104 at September 30, 2021 and December 31, 2020, respectively. The Company recorded interest expense of $3,781 and $3,781 on Note E for the three months ended September 30, 2021 and 2020, and $11,219 and $11,260 for the nine months ended September 30, 2021 and 2020, respectively. Accrued interest payable on Note E was $29,909 and $18,690 as of September 30, 2021 and December 31, 2020, respectively. The principal balance payable on Note E amounted to $125,000 and $125,000 on September 30, 2021 and December 31, 2020, respectively. The maturity date of the Note E is August 2, 2022.

F. July 2020 Equity Financing Arrangement (“Note F”)

On February 1, 2021, the noteholder of Note F converted the principal balance of $66,833 of its convertible promissory note and $5,177 of accrued interest into 7,200,000 shares of common stock of the Company (Note 9). The Company recorded interest expense of $836 and $1,726 for the three months ended September 30, 2021 and 2020, and $3,067 and $1,726 for the nine months ended September 30, 2021 and 2020, respectively. Accrued interest payable on Note F was $876 and $2,986 as of September 30, 2021 and December 31, 2020, respectively. The principal balance payable on Note F amounted to $33,167 and $100,000 on September 30, 2021 and December 31, 2020, respectively. The noteholder of Note F agreed to extend the maturity date of the note from April 29, 2021 to October 29, 2021 (Note 10).

G . July 2020 Equity Financing Arrangement (“Note G”)

In connection with entering into the Equity Financing Agreement, on July 29, 2020, the Company issued to the investor a Convertible Promissory Note in the principal amount of $75,000 (“Note G”). No proceeds were received for this note as it was issued to offset future transaction costs related to any future issuances of equity under the agreement. As a result, the amount has been capitalized as deferred offering costs in the accompanying balance sheet and will be offset against any future proceeds received under the agreement.

The Company recorded interest expense of $1,890 and $1,295 for the three months ended September 30, 2021 and 2020, and $5,610 and $1,295 for the nine months ended September 30, 2021 and 2020, respectively. Accrued interest amounted to $7,849 and $5,240 at September 30, 2021 and December 31, 2020, respectively. The principal balance payable of Note G amounted to $75,000 at September 30, 2021 and December 31, 2020, respectively. The noteholder of Note G agreed to extend the maturity date of the note from April 29, 2021 to October 29, 2021 (Note 10).